INCOME/(LOSS) PER SHARE (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) from continuing operations attributable to RISE Education Cayman Ltd	¥ 249,096	$ 39,088	¥ (17,593)		¥ (15,195)
Net income/(loss) from discontinued operations attributable to RISE Education Cayman Ltd from	(497,583)	(78,081)	(114,840)		163,295
Net income/(loss) attributable to RISE Education Cayman Ltd	¥ (248,487)	$ (38,993)	¥ (132,433)		¥ 148,100
Denominator:
Weighted average number of ordinary shares outstanding-basic	112,868,532	112,868,532	112,813,031		113,187,721
Weighted average number of ordinary shares outstanding- diluted	112,868,532	112,868,532	112,813,031		114,464,108
Net income/(loss) per share - Basic:
Continuing operations | (per share)	¥ 2.21	$ 0.35	¥ (0.15)		¥ (0.13)
Discontinued operations | (per share)	(4.41)	(0.69)	(1.02)		1.44
Total net income/(loss) per share - Basic | (per share)	(2.20)	(0.34)	(1.17)		1.31
Net income/(loss) per share - Diluted:
Continuing operations | (per share)	2.21	0.35	(0.15)		(0.13)
Discontinued operations | (per share)	(4.41)	(0.69)	(1.02)		1.42
Total net income/(loss) per share - Diluted | (per share)	(2.20)	(0.34)	(1.17)		1.29
Net income/(loss) per ADS - Basic:
Continuing operations | (per share)	4.42	0.70	(0.31)	[1]	(0.26)	[1]
Discontinued operations | (per share)	(8.82)	(1.38)	(2.04)	[1]	2.88	[1]
Total net income/(loss) per ADS - Basic | (per share)	(4.40)	(0.68)	(2.35)	[1]	2.62	[1]
Earnings Per American Depository Share Diluted [Abstract]
Continuing operations | (per share)	4.42	0.70	(0.31)	[1]	(0.25)	[1]
Discontinued operations | (per share)	(8.82)	(1.38)	(2.04)	[1]	2.84	[1]
Total net income/(loss) per ADS - Diluted | (per share)	¥ (4.40)	$ (0.68)	¥ (2.35)	[1]	¥ 2.59	[1]

[1]	ADS represents 2 ordinary shares